Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalent		$ 775,686	$ 2,085,033
Restricted cash		39,983	29,006
Accounts receivable		6,013,536	7,429,904
Notes receivable		236,654	302,775
Inventories, net		2,349,705	2,613,549
Prepaid expense and other current assets		1,059,275	1,604,134
Total current assets		10,816,892	14,064,401
Non-current assets
Property, plant and equipment, net		10,752,745	12,300,491
Prepayment for purchase of Yingxuan Assets		5,207,346	3,535,975
Intangible assets, net		4,659,569	4,961,881
Finance lease right-of-use assets, net		681,845	1,299,217
Deferred tax assets		10,273
Other non-current assets			2,174
TOTAL ASSETS		32,128,670	36,164,139
Current liabilities
Short-term loans		5,726,841	6,015,975
Accounts payable		1,379,161	2,957,110
Security deposit received for sales of properties			1,449,633
Income tax payable		36,708	136,544
Finance lease obligation, current		45,300	315,780
Accrued expenses and other payables		495,032	955,676
Total current liabilities		7,683,042	12,437,954
Long-term loans		3,338,075	10,147,428
Long-term payable			42,220
Finance lease obligation, non-current			46,623
Deferred tax liability			15,221
TOTAL LIABILITIES		11,021,117	22,689,446
SHAREHOLDERS’ EQUITY:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 12,238,750 and 10,000,000 shares issued and outstanding as of December 31, 2023 and 2022, respectively	[1]	1,224	1,000
Additional paid-in capital		8,036,676	609,601
Statutory reserve		370,683	370,683
Retained earnings		13,605,705	12,740,983
Accumulated other comprehensive loss		(906,735)	(247,574)
TOTAL SHAREHOLDERS’ EQUITY		21,107,553	13,474,693
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		32,128,670	36,164,139
Related Party
Current assets:
Due from related parties - officers		342,053
Current liabilities
Due to related parties			$ 607,236

[1]	The share amounts are presented on a retroactive basis.